PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Schedule of movement in provisions
The following table summarizes the movement in provisions for the years ended December 31:

	Non-income tax provisions	Decommi-ssioning provision	Legal provision	Other provisions	Total

As of January 1, 2019	150	93	44	57	344

Arising during the year	79	28	3	70	180
Utilized	(105)	(1)	(6)	(51)	(163)
Unused amounts reversed	(4)	—	(15)	—	(19)
Transfer and reclassification	5	5	(1)	(2)	7
Discount rate adjustment and imputed interest (change in estimate)	—	8	—	—	8
Translation adjustments and other	1	5	1	(4)	3

As of December 31, 2019	126	138	26	70	360
Non-current	—	138	—	—	138
Current	126	—	26	70	222

As of January 1, 2020	126	138	26	70	360

Arising during the year	24	10	—	1	35
Utilized	(48)	(1)	—	(22)	(71)
Unused amounts reversed	(10)	—	(3)	(6)	(19)
Transfer and reclassification	—	—	—	—	—
Discount rate adjustment and imputed interest (change in estimate)	—	9	—	—	9
Translation adjustments and other	(6)	(15)	(1)	—	(22)

As of December 31, 2020	86	141	22	43	292
Non-current	—	141	—	—	141
Current	86	—	22	43	151